SHARE-BASED PAYMENT PLANS	12 Months Ended
Dec. 31, 2021
SHARE-BASED PAYMENT PLANS
SHARE-BASED PAYMENT PLANS

30)  SHARE-BASED PAYMENT PLANS

a)    Accounting policy

The Company and subsidiaries measure the cost of transactions settled with shares issued by the parent company (Telefónica), to its officers and employees.

The fair value of the shares on the date at which they are granted, using the binomial valuation model. This fair value is charged to the statement of income over the period until the vesting date.

The Company and its subsidiaries reimburse Telefónica for the fair value of the benefit delivered on the grant date to the officers and employees.

b)    Information on share-based payment plans

Telefónica as the Company´s parent has different share-based payment plans which are also offered to management and employees of its subsidiaries, including the Company and its subsidiaries.

The granting of shares is conditional upon: (i) maintenance of an active employment relationship within the Telefónica Group on the cycle consolidation date; and (ii) achievement, by Telefónica, of results representing fulfillment of the objectives established for the plan.

The level of success is based on a comparison of growth in Telefónica shareholder earnings, including their quotations and dividends (Total Shareholder Return – “TSR”), compared with the growth in TSR for companies of the Group in an established basis of comparison and the Telefónica Group’s FCF.

On December 31, 2021, the value of Telefónica’ share price was Eur 3.8520.

Company and subsidiaries share-based compensation plans expenses described above, where applicable, are recorded as personnel expenses, divided into the groups cost of services, selling expenses and general and administrative expenses (Note 26), in the amounts of R$17,867 and R$19,196 for the years ended December 31, 2021 and 2020, respectively.

The main plans in effect on December 31, 2021 are detailed below:

Talent for the Future Share Plan (“TFSP”), for its Senior Managers, Managers and Experts at a global level

●	The 2019-2021 cycle (January 1, 2019 to December 31, 2021): includes 130 active executives with potential rights to receive 100,500 shares of Telefónica.
●	The 2020-2022 cycle (January 1, 2020 to December 31, 2022): includes 146 active executives with potential rights to receive 117,200 shares of Telefónica.
●	The 2021-2023 cycle (January 1, 2021 to December 31, 2023): includes 190 active executives with potential rights to receive 325,500 shares of Telefónica.

Perform Share Plan (“PSP”), for its Vice-Presidents and Directors at the global level

●	The 2019-2021 cycle (January 1, 2019 to December 31, 2021): includes 77 active executives (including 3 executives appointed under the Company’s by-laws), with the potential right to receive 792,868 shares of Telefónica.
●	The 2020-2022 cycle (January 1, 2020 to December 31, 2022): includes 90 active executives (including 3 executives appointed under the Company’s by-laws), with the potential right to receive 532,657 shares of Telefónica.
●	The 2021-2023 cycle (January 1, 2021 to December 31, 2023): includes 96 active executives (including 3 executives appointed under the Company’s by-laws), with the potential right to receive 1,855,383 shares of Telefónica.

Global Employee Share Plan (“GESP”)

On July 31, 2021, the Global Employee Share Plan (“GESP”) cycle was completed, with the delivery of shares on August 4, 2021 to employees who complied with the conditions established by the plan.

On December 31, 2021 and 2020, the consolidated liability balances of the plans mentioned above were R$109,682 and R$86,296, respectively, including taxes.